Deferred tax - Analysis of Deferred Tax Balances for Financial Reporting Purposes (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax assets gross	£ 588.8	£ 565.0
Deferred tax assets, offset	(266.7)	(223.5)
Deferred tax assets	322.1	341.5
Deferred tax liabilities gross	(617.5)	(536.0)
Deferred tax liabilities, offset	266.7	223.5
Deferred tax liabilities	(350.8)	(312.5)
Net deferred tax liabilities	(28.7)
Offset, net	£ 0.0	0.0
Net deferred tax assets		£ 29.0